INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Opening balance	$ 474	$ 362
Increase related to prior year tax positions	348	53
Increase related to current year tax positions	297	59
Closing balance	$ 1,119	$ 474